Trade and Other Payables (Tables)	6 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other Liabilities [Table Text Block]
	December 31, 2015	June 30, 2015
	(Unaudited)	(Audited)

Notes payable	$-	$24,626,954
Trade payables	5,070,497	6,658,065
Accruals	373,375	358,747
Other taxes payable	317,871	2,364,945
Other payables	-	11,270,658
	$5,761,743	$45,279,369